Reserves (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of reserves within equity [line items]
Goodwill written off	$ 615	$ 636	$ 614
Retained earnings.
Disclosure of reserves within equity [line items]
Number of shares deducted from retained earnings	(3,922,122)	(556,108)	(907,239)
Amount of shares deducted from retained earnings	$ (239)	$ (51)	$ (37)